UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

DWS Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2012 (Unaudited)

DWS RREEF Global Real Estate Securities Fund

	Shares	Value ($)
Common Stocks 98.5%
Australia 7.8%
Aspen Group	1,044,386	535,907
BGP Holdings PLC*	11,394,023	0
Commonwealth Property Office Fund	1,725,317	1,760,542
Dexus Property Group	2,354,238	2,122,124
Goodman Group	7,783,597	5,575,015
GPT Group	2,274,441	7,354,438
Investa Office Fund (Units)	7,889,486	5,190,470
Mirvac Group (Units)	2,534,452	3,076,960
Stockland (Units)	2,576,283	7,859,850
Westfield Group (Units)	2,406,196	22,140,997
Westfield Retail Trust	3,734,545	9,983,343

(Cost $68,583,795)		65,599,646
Canada 4.7%
Boardwalk Real Estate Investment Trust (a)	78,150	4,473,773
Canadian Real Estate Investment Trust (a)	147,700	5,465,544
Chartwell Seniors Housing Real Estate Investment Trust (a)	1,270,800	11,632,066
Dundee Real Estate Investment Trust	119,200	4,206,567
First Capital Realty, Inc. (a)	116,200	2,079,473
H&R Real Estate Investment Trust (Units) (a)	482,850	11,453,437

(Cost $36,850,388)		39,310,860
Channel Islands 0.4%
Camper & Nicholsons Marina Investments Ltd.*	1,550,000	247,923
LXB Retail Properties PLC*	1,800,000	3,309,694

(Cost $4,981,037)		3,557,617
China 0.9%
Agile Property Holdings Ltd. (a)	3,412,000	3,945,624
Country Garden Holdings Co., Ltd.	9,244,000	3,556,669

(Cost $8,277,129)		7,502,293
France 4.5%
Fonciere des Regions	43,133	3,462,855
ICADE	84,256	7,511,863
Klepierre	215,318	7,484,447
Unibail-Rodamco SE	99,000	19,805,510

(Cost $41,719,346)		38,264,675
Germany 0.8%
GSW Immobilien AG*	155,000	5,363,399
TAG Immobilien AG* (a)	147,015	1,370,454

(Cost $5,912,779)		6,733,853
Hong Kong 9.9%
China Overseas Land & Investment Ltd.	1,418,480	2,689,929
Hang Lung Properties Ltd.	2,210,000	8,123,638
Henderson Land Development Co., Ltd.	1,623,000	8,872,205
Hongkong Land Holdings Ltd.	2,291,000	13,362,700
Link REIT	1,806,000	6,719,984
New World Development Co., Ltd.	7,716,000	9,264,987
Sun Hung Kai Properties Ltd.	1,924,000	24,050,210
Wharf Holdings Ltd.	1,874,000	10,201,264

(Cost $97,131,154)		83,284,917
Japan 9.3%
AEON Mall Co., Ltd.	43,000	1,003,071
Daiwahouse Residential Investment Corp.	165	1,085,192
Frontier Real Estate Investment Corp.	34	278,747
Japan Prime Realty Investment Corp.	1,003	2,889,016
Japan Real Estate Investment Corp.	563	4,973,858
Japan Retail Fund Investment Corp.	1,434	2,131,916
Mitsubishi Estate Co., Ltd.	1,091,000	19,676,206
Mitsui Fudosan Co., Ltd.	998,000	19,331,312
Mori Hills REIT Investment Corp.	78	311,911
Nippon Building Fund, Inc.	530	5,051,197
Premier Investment Corp.	280	1,125,489
Sumitomo Realty & Development Co., Ltd.	562,000	13,708,441
Tokyo Tatemono Co., Ltd.*	699,000	2,863,303
United Urban Investment Corp.	3,343	3,818,427

(Cost $79,996,715)		78,248,086
Netherlands 1.6%
Corio NV	151,139	7,966,784
Wereldhave NV	66,000	5,240,362

(Cost $14,987,579)		13,207,146
Norway 0.4%
Norwegian Property ASA (Cost $4,993,565)	2,450,000	3,819,520
Singapore 4.1%
Ascendas Real Estate Investment Trust	1,368,000	2,197,678
CapitaCommercial Trust	5,491,000	5,327,574
CapitaLand Ltd.	4,516,500	11,202,659
CapitaMall Trust	2,229,000	3,199,408
City Developments Ltd.	582,000	5,252,305
Global Logistic Properties Ltd.*	3,981,000	6,964,170

(Cost $33,448,135)		34,143,794
Sweden 0.9%
Castellum AB	210,000	2,648,704
Hufvudstaden AB "A"	470,000	4,967,220

(Cost $7,438,752)		7,615,924
Switzerland 0.7%
Swiss Prime Site AG (Registered)* (Cost $5,960,205)	70,000	5,816,554
United Kingdom 4.7%
British Land Co. PLC	1,460,000	11,210,484
Derwent London PLC	100,000	2,794,989
Hammerson PLC	1,415,000	9,410,321
Land Securities Group PLC	559,646	6,469,508
Safestore Holdings PLC	1,300,000	2,453,038
Shaftesbury PLC	540,000	4,251,491
UNITE Group PLC	930,000	2,934,685

(Cost $41,720,834)		39,524,516
United States 47.8%
Apartment Investment & Management Co. "A" (REIT)	322,350	8,513,263
AvalonBay Communities, Inc. (REIT) (a)	143,356	20,263,371
Boston Properties, Inc. (REIT) (a)	307,250	32,258,177
BRE Properties, Inc. (REIT)	295,012	14,912,857
Camden Property Trust (REIT)	289,179	19,013,519
Chesapeake Lodging Trust (REIT)	50,700	911,079
Colonial Properties Trust (REIT) (a)	168,000	3,650,640
CubeSmart (REIT)	599,400	7,132,860
DDR Corp. (REIT) (a)	1,066,300	15,567,980
DiamondRock Hospitality Co. (REIT)	208,750	2,148,038
Douglas Emmett, Inc. (REIT) (a)	584,900	13,341,569
Duke Realty Corp. (REIT)	528,700	7,581,558
DuPont Fabros Technology, Inc. (REIT) (a)	290,192	7,095,194
Equity Lifestyle Properties, Inc. (REIT)	83,700	5,837,238
Equity Residential (REIT)	150,850	9,446,227
Federal Realty Investment Trust (REIT)	163,713	15,845,781
General Growth Properties, Inc. (REIT) (a)	571,400	9,708,086
Glimcher Realty Trust (REIT)	634,550	6,485,101
Health Care REIT, Inc. (REIT) (a)	525,604	28,887,196
Healthcare Realty Trust, Inc. (REIT)	418,550	9,208,100
Home Properties, Inc. (REIT)	80,750	4,926,558
Host Hotels & Resorts, Inc. (REIT) (a)	217,550	3,572,171
Kilroy Realty Corp. (REIT)	144,050	6,714,170
Kimco Realty Corp. (REIT) (a)	601,250	11,580,075
LaSalle Hotel Properties (REIT)	150,150	4,225,221
LTC Properties, Inc. (REIT) (a)	163,600	5,235,200
Pebblebrook Hotel Trust (REIT) (a)	251,825	5,686,208
Pennsylvania Real Estate Investment Trust (REIT)	36,150	552,011
Prologis, Inc. (REIT)	327,496	11,796,406
PS Business Parks, Inc. (REIT)	68,950	4,518,983
Simon Property Group, Inc. (REIT) (a)	364,377	53,082,441
SL Green Realty Corp. (REIT) (a)	138,349	10,728,965
Strategic Hotels & Resorts, Inc. (REIT)*	822,589	5,412,636
Sunstone Hotel Investors, Inc. (REIT)*	650,950	6,340,253
Taubman Centers, Inc. (REIT)	122,200	8,914,490
Ventas, Inc. (REIT)	42,000	2,398,200
Vornado Realty Trust (REIT)	142,426	11,992,269
Washington Real Estate Investment Trust (REIT)	250,550	7,441,335

(Cost $363,447,957)		402,925,426

Total Common Stocks (Cost $815,449,370)		829,554,827
Securities Lending Collateral 16.0%
Daily Assets Fund Institutional, 0.27% (b) (c) (Cost $135,015,642)	135,015,642	135,015,642
Cash Equivalents 0.6%
Central Cash Management Fund, 0.11% (b) (Cost $4,608,655)	4,608,655	4,608,655

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $955,073,667) †	115.1	969,179,124
Other Assets and Liabilities, Net (a)	(15.1)	(126,913,122)

Net Assets	100.0	842,266,002

Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $988,414,918.  At March 31, 2012, net unrealized depreciation for all securities based on tax cost was $19,122,886. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $49,534,991 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $68,657,877.

(a)
All or a portion of these securities were on loan amounting to $130,786,324. In addition, included in other assets and liabilities, net is a pending sale, amounting to $1,724,921, that is also on loan. The value of all securities loaned at March 31, 2012 amounted to $132,511,245 which is 15.7% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

At March 31, 2012 the DWS RREEF Global Real Estate Securities Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Diversified	337,268,704	40.7%
Office	123,259,231	14.9%
Shopping Centers	90,066,634	10.8%
Apartments	87,342,219	10.5%
Regional Malls	78,742,129	9.5%
Health Care	57,360,762	6.9%
Hotels	28,295,606	3.4%
Industrial	11,796,406	1.4%
Suppress	7,132,860	0.9%
Manufactured Homes	5,837,238	0.7%
Storage	2,453,038	0.3%
Total	829,554,827	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$—	$65,599,646	$0	$65,599,646
Canada	39,310,860	—	—	39,310,860
Channel Islands	—	3,557,617	—	3,557,617
China	—	7,502,293	—	7,502,293
France	—	38,264,675	—	38,264,675
Germany	—	6,733,853	—	6,733,853
Hong Kong	—	83,284,917	—	83,284,917
Japan	—	78,248,086	—	78,248,086
Netherlands	—	13,207,146	—	13,207,146
Norway	—	3,819,520	—	3,819,520
Singapore	—	34,143,794	—	34,143,794
Sweden	—	7,615,924	—	7,615,924
Switzerland	—	5,816,554	—	5,816,554
United Kingdom	—	39,524,516	—	39,524,516
United States	402,925,426	—	—	402,925,426
Short-Term Investments(d)	139,624,297	—	—	139,624,297
Total	$581,860,583	$387,318,541	$0	$969,179,124

There have been no transfers between of Level 1 and Level 2 fair value measurements during the period ended March 31, 2012.
(d)	See Investment Portfolio for additional detailed categorizations.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:
Common Stocks
Australia
Balance as of December 31, 2011	$0
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	0
Amortization premium/discount	—
Purchases	—
(Sales)	—
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of March 31, 2012	$0
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2012	$0

Transfers between price levels are recognized at the beginning of the reporting period.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Global Real Estate Securities Fund, a series of DWS Securities Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 24, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 24, 2012